Property and Equipment, Net - Property and Equipment under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment	$ 13,000	$ 10,507
Less accumulated depreciation and amortization	(4,959)	(5,038)
Property and equipment under capital leases, net	8,041	5,469
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	8,729	7,885
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,250	575
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,454	1,607
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	523	306
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 44	$ 134